Note 15 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Fair Value Measurements, Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2021
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap	$210,113	-	$210,113	-
contracts, long term portion
Liabilities
Interest rate swap	$289,430	-	$289,430	-
contracts, current portion
	Fair Value Measurement as of December 31, 2020
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current portion	$322,123	-	$322,123	-
FFA contract, current portion	$134,010	$134,010	-	-
Interest rate swap contracts, long term portion	$393,899	-	$393,899	-